Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2011
Other Financial Data [Abstract]
Schedule Of Other Financial Data

(Dollars in thousands)	2011	2010	2009
Salaries and wages
(including fringes)	$187,214	160,780	153,416
Maintenance and repairs	4,530	3,440	3,807

Research and development
(R&D) costs:
Company-sponsored	33,574	32,199	31,974
Customer-sponsored	8,527	4,035	2,937

Total R&D	$42,101	36,234	34,911
Other engineering costs	11,490	13,250	14,370

Total R&D and other
engineering costs	$53,591	49,484	49,281
As a % of net sales	7.7%	8.1%	8.0%

Schedule Of Changes In Accrued Product Warranty Liability

(Dollars in thousands)	2011	2010	2009
Balance as of October 1,	$3,877	4,370	2,788
Additions charged to expense	3,275	1,813	4,086
Deductions	(3,318)	(2,306)	(2,504)
Balance as of September 30,	$3,834	3,877	4,370